Income Taxes - Schedule of Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Depreciation	$ 4	$ 8
R&D capitalization	63	73
Employee benefits	223	232
Loss provisions	14	11
Deferred income/expense	52	46
Derivatives and hedging activities	9	0
Tax loss carryforwards	1,950	1,941
Tax credit carryforwards	98	110
Other	7	11
Deferred tax assets, gross	2,420	2,432
Valuation allowance	(1,750)	(1,705)	$ (1,821)	$ (1,965)
Deferred tax assets, net	670	727
Deferred tax liabilities
Depreciation	550	529
R&D capitalization	0	0
Employee benefits	7	9
Loss provisions	1	2
Deferred income/expense	245	293
Derivatives and hedging activities	0	0
Tax loss carryforwards	0	0
Tax credit carryforwards	0	0
Other	7	8
Deferred tax liabilities, gross	$ 810	$ 841